Financial assets at fair value not held for trading (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets At Fair Value Not Held For Trading [Line Items]
Disclosure Of Financial Assets At Fair Value Not Held For Trading Explanatory

Note 13 Financial assets at fair value not held for trading

USD million	31.12.18	31.12.17
Financial assets at fair value not held for trading[1]
Government bills / bonds	22,493	26,633
Corporate and municipal bonds	17,236	22,022
Financial assets for unit-linked investment contracts[2]	21,446
Loans	8,132	10,405
Securities financing transactions[3]	9,937	298
Auction rate securities[4]	1,664
Investment fund units	710	597
Equity instruments[5]	702
Other	369	501
Total financial assets at fair value not held for trading	82,690	60,457
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 3 Certain reverse repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Auction rate securities have been reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 5 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.

UBS AG
Disclosure Of Financial Assets At Fair Value Not Held For Trading [Line Items]
Disclosure Of Financial Assets At Fair Value Not Held For Trading Explanatory

Note 13 Financial assets at fair value not held for trading

USD million	31.12.18	31.12.17
Financial assets at fair value not held for trading[1]
Government bills / bonds	22,493	26,633
Corporate and municipal bonds	17,236	22,022
Financial assets for unit-linked investment contracts[2]	21,446
Loans	8,132	10,405
Securities financing transactions[3]	9,937	298
Auction rate securities[4]	1,664
Investment fund units	407	210
Equity instruments[5]	702
Other	369	501
Total financial assets at fair value not held for trading	82,387	60,070
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 3 Certain reverse repurchase agreements were reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 4 Auction rate securities have been reclassified from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information. 5 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 1c for more information.